NEW IFRS STANDARDS - Summary of the impact of adopting IFRS 16 (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Accounts receivable	$ 4,052	$ 3,204	$ 3,206
Property, plant and equipment, net	72,640	72,978	74,245
Right-of-use assets, net		3,059
Liabilities and Shareholders' Equity
Current portion of long-term debt	310	191	229
Current portion of lease liabilities	310	276
Current portion of provisions	631	666	667
Long-term debt	12,884	12,668	13,890
Long-term lease liabilities	2,621	2,777
Other long-term liabilities	2,499	2,345	2,346
Provisions	8,676	6,964	6,984
Deferred income taxes	10,176	12,050	12,045
Equity	$ 42,042	44,019	$ 44,005	$ 45,383
Weighted-average rate applied in discounting lease payments to lease liabilities			3.85%
IFRS 16 | Adjustment due to adoption of IFRS standard
Assets
Accounts receivable		(2)
Property, plant and equipment, net		(1,267)
Right-of-use assets, net		3,059
Liabilities and Shareholders' Equity
Current portion of long-term debt		(38)
Current portion of lease liabilities		276
Current portion of provisions		(1)
Long-term debt		(1,222)
Long-term lease liabilities		2,777
Other long-term liabilities		(1)
Provisions		(20)
Deferred income taxes		5
Equity		$ 14